Fair Value Measurements (Equity Investments, Equity Investments with Readily Determinable Fair Values, Narrative) (Details) ¥ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Aug. 02, 2017	Aug. 12, 2014 USD ($)	May 05, 2011 USD ($)	May 05, 2011 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss			$ 0		$ 5,754,000	$ 0
Fair value of equity interests			0
Sohu [Member] | Investment in Keyeast Co., Ltd. ("Keyeast") [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of total outstanding common shares acquired									6.00%
Purchase price of equity investment									$ 15,100,000
Impairment loss		$ 5,800,000
Reclassification of other comprehensive income to accumulated deficit			900,000
Disposal of equity interest	$ 11,200,000
Disposal gain of equity interest	$ 1,000,000
Sohu [Member] | Investment in Hylink Digital Solution Co., Ltd ("Hylink") [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of total outstanding common shares acquired										2.00%	2.00%
Reclassification of other comprehensive income to accumulated deficit			6,600,000	¥ 43.2
Percentage of equity interest acquired and accounted under cost method								1.50%
Purchase price of equity interest acquired and accounted under cost method										$ 2,300,000	¥ 15.0
Fair value of equity interests			6,800,000				¥ 46.6
Unrealized gain representing change in fair value			$ 3,900,000	¥ 26.0